COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Schedule of contractual commitments

Contractual
Commitments
2024	$159,078
2025	18,747
2026	20,327
2027	6,452
2028	4,340
Thereafter	7,063
Total	$216,007